Stockholders' Equity (OptionActivity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Weighted-Average Remaining Contractual Life (In Years)
Outstanding (in years)	8 years 9 months 4 days
Exercisable (in years)	8 years 1 month 6 days
Options expected to vest, net of estimated forfeitures (in years)	8 years 8 months 27 days
Options to purchase common stock
Options Outstanding
Balance (in shares)	1,787,864
Granted (in shares)	1,101,958	0
Exercised (in shares)	(5,722)
Forfeited (in shares)	(33,488)
Canceled or Expired (in shares)	(7,649)
Balance (in shares)	2,842,963
Exercisable (in shares)	821,934
Options expected to vest, net of estimated forfeitures (in shares)	2,723,085
Weighted Average Exercise Price
Balance (in dollars per share)	$ 7.54
Granted (in dollars per share)	7.37
Exercised (in dollars per share)	4.52
Forfeited (in dollars per share)	12.81
Canceled or Expired (in dollars per share)	16.20
Balance (in dollars per share)	7.39
Exercisable (in dollars per share)	6.80
Options expected to vest, net of estimated forfeitures (in dollars per share)	$ 7.36